AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 91.1%
Communication Services - 2.6%
Link Net Tbk PT (Indonesia)	4,981,300	$1,487,887
Reading International, Inc., Class A (United States)*	361,100	1,545,508
Spark Networks SE, ADR (Germany)*	86,000	239,940

Total Communication Services		3,273,335
Consumer Discretionary - 13.0%
B&S Group, S.A.R.L. (Luxembourg)[1]	470,000	3,682,724
The Cato Corp., Class A (United States)	23,000	337,180
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	90,400	909,315
Legacy Housing Corp. (United States)*	232,100	4,980,866
Texhong Textile Group, Ltd. (Hong Kong)	3,850,000	4,751,949
Vivo Energy PLC (United Kingdom)[1]	900,000	1,615,001

Total Consumer Discretionary		16,277,035
Consumer Staples - 12.7%
Anora Group OYJ (Finland)	115,450	1,123,906
Cosco Capital, Inc. (Philippines)	10,769,300	1,028,125
Delfi, Ltd. (Singapore)	3,080,000	1,738,444
Italian Wine Brands S.P.A (Italy)	162,128	6,077,219
Naked Wines PLC (United Kingdom)*	945,000	4,451,752
NeoPharm Co., Ltd. (South Korea)	76,000	1,574,904

Total Consumer Staples		15,994,350
Energy - 18.3%
Amplify Energy Corp. (United States)*	240,000	1,320,000
Evolution Petroleum Corp. (United States)	205,000	1,391,950
Hargreaves Services PLC (United Kingdom)	420,176	3,157,235
Hemisphere Energy Corp. (Canada)*	523,400	632,191
Horizon Oil, Ltd. (Australia)	16,426,846	1,536,526
Lamprell PLC (United Arab Emirates)*	763,599	290,900
Pardee Resources Co., Inc. (United States)	6,773	1,752,852
Total Energy Services, Inc. (Canada)*	2,065,300	12,885,926

Total Energy		22,967,580
Financials - 10.4%
Omni Bridgeway, Ltd. (Australia)*	4,650,000	13,107,742
Health Care - 1.0%
HLS Therapeutics, Inc. (Canada)	14,660	178,244
WIN-Partners Co., Ltd. (Japan)	129,000	1,055,474

Total Health Care		1,233,718
Industrials - 15.5%
AMERCO (United States)	6,000	3,581,640
Boustead Singapore, Ltd. (Singapore)	3,108,400	2,244,217
CB Industrial Product Holding Bhd (Malaysia)	6,380,800	2,297,932
	Shares	Value

Compagnie de L'Odet SA (France)	950	$1,163,492
GrafTech International, Ltd. (United States)	123,000	1,183,260
Komelon Corp. (South Korea)	84,571	864,771
Maezawa Industries, Inc. (Japan)	140,000	759,968
Mitani Corp. (Japan)	30,500	462,544
Ocean Wilsons Holdings, Ltd. (Bermuda)[2]	211,000	2,792,422
Sam Yung Trading Co., Ltd. (South Korea)	250,000	2,943,277
Sekisui Jushi Corp. (Japan)	86,500	1,250,635

Total Industrials		19,544,158
Information Technology - 1.9%
Bixolon Co., Ltd. (South Korea)	215,000	1,155,479
Ifis Japan, Ltd. (Japan)	90,000	494,953
Reckon, Ltd. (Australia)	549,500	368,016
Webstep A.S. (Norway)[1]	109,671	398,629

Total Information Technology		2,417,077
Materials - 15.4%
Amerigo Resources, Ltd. (Canada)	1,125,000	1,655,801
Brickability Group PLC (United Kingdom)	3,705,000	4,550,714
KISCO Holdings Co., Ltd. (South Korea)	87,500	1,274,184
Master Drilling Group, Ltd. (South Africa)*	1,178,934	1,093,212
Okamoto Industries, Inc. (Japan)	23,000	734,271
Pumtech Korea Co., Ltd. (South Korea)	42,500	641,401
SK Kaken Co., Ltd. (Japan)	1,600	481,682
Trecora Resources (United States)*	1,058,000	8,950,680

Total Materials		19,381,945
Utilities - 0.3%
Maxim Power Corp. (Canada)*	140,000	408,751

Total Common Stocks (Cost $92,500,495)		114,605,691

	Principal Amount
Corporate Bonds and Notes - 0.4%
Industrials - 0.4%
Helix Energy Solutions Group, Inc. (United States) 4.125%, 09/15/23[3]	$500,000	512,722

Total Corporate Bonds and Notes (Cost $421,882)		512,722

	Shares
Closed-End Funds - 0.0%#
Industrials - 0.0%#
Excelsior Capital, Ltd. (Australia)	25,531	32,487

Total Closed-End Funds (Cost $20,426)		32,487

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Preferred Stock - 1.4%
Information Technology - 1.4%
Samsung Electronics Co., Ltd., 2.400% (South Korea)	32,500	$1,684,002

Total Preferred Stock (Cost $568,024)		1,684,002

Principal Amount
Short-Term Investments - 7.2%
Joint Repurchase Agreements - 0.3%[4]
National Bank Financial, dated 03/31/22, due 04/01/22, 0.340% total to be received $450,611 (collateralized by various U.S. Treasuries, 0.000% - 3.000%, 04/01/22 - 04/01/22, totaling $459,620)	$450,607	450,607

	Shares	Value
Other Investment Companies - 6.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[5]	5,732,347	$5,732,347
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[5]	2,953,027	2,953,027

Total Other Investment Companies		8,685,374

Total Short-Term Investments (Cost $9,135,981)		9,135,981
Total Investments - 100.1% (Cost $102,646,808)		125,970,883
Other Assets, less Liabilities - (0.1)%		(165,124)
Net Assets - 100.0%		$125,805,759

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $5,696,354 or 4.5% of net assets.
[2]	Some of these securities, amounting to $432,111 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Convertible Security. A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds at March 31, 2022, amounted to $512,722 or 0.4% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Energy	$22,967,580	—	—	$22,967,580
Industrials	4,764,900	$14,779,258	—	19,544,158
Materials	16,732,089	2,649,856	—	19,381,945
Consumer Discretionary	6,933,047	9,343,988	—	16,277,035
Consumer Staples	3,890,475	12,103,875	—	15,994,350
Financials	—	13,107,742	—	13,107,742
Communication Services	3,273,335	—	—	3,273,335
Information Technology	766,645	1,650,432	—	2,417,077
Health Care	178,244	1,055,474	—	1,233,718
Utilities	408,751	—	—	408,751
Corporate Bonds and Notes†	—	512,722	—	512,722
Closed-End Funds†	—	32,487	—	32,487
Preferred Stock†	—	1,684,002	—	1,684,002
Short-Term Investments
Joint Repurchase Agreements	—	450,607	—	450,607
Other Investment Companies	8,685,374	—	—	8,685,374
Total Investments in Securities	$68,600,440	$57,370,443	—	$125,970,883

†	All corporate bonds and notes, closed-end funds and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes, closed-end funds and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
Country	% of Long-Term Investments
Australia	12.9
Bermuda	2.4
Canada	13.5
Finland	1.0
France	1.0
Germany	0.2
Hong Kong	4.1
Indonesia	1.3
Italy	5.2
Japan	4.5
Luxembourg	3.1
Malaysia	2.0
Norway	0.3
Philippines	0.9
Singapore	3.4
South Africa	0.9
South Korea	9.4
United Arab Emirates	0.2
United Kingdom	11.8
United States	21.9
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$432,111	$450,607	—	$450,607
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.